Credit Losses (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule of Allowance for Credit Losses
	December 31,	December 31,
	2024	2023
	$ thousands	$ thousands
Balance, at beginning of period	24,602	22,410
Provision for expected credit losses	621	3,898
Balance added in business combination	-	259
Recoveries collected	(*) (9,613)	(1,084)
Amounts written off charged against the allowance and others	(1,814)	(881)

Balance, at end of period	13,796	24,602

(*) During 2024, the Company collected $9,064 thousand from South American customer, see Note 13D.3.